SEGMENT INFORMATION (Details Narrative) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)
Segment Reporting [Line Items]
Number of reportable segments	3
Number of operating segments	3
Operating expenses	¥ 2,836,841	¥ 2,216,754	¥ 1,713,388
Reconciling Items [Member]
Segment Reporting [Line Items]
Operating expenses	1,246,456	561,204	343,749
Reconciling Items [Member] | Director [Member]
Segment Reporting [Line Items]
Operating expenses	¥ 1,237,132	¥ 561,204	¥ 343,749